Pension Plans	9 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Pension Plans
16.	Pension Plans
The Company and certain subsidiaries have contributory and
non-contributory
pension plans covering substantially all of their employees. Those contributory funded pension plans include defined benefit pension plans and defined contribution pension plans. Under the plans, employees are entitled to lump-sum
payments at the time of termination of their employment or pension payments. Defined benefit pension plans consist of a plan of which the amounts of such payments are determined on the basis of length of service and remuneration at the time of termination and a cash balance plan.
The Company and its subsidiaries’ funding policy is to contribute annually the amounts actuarially determined. Assets of the plans are invested primarily in debt securities and marketable equity securities.
Net periodic pension cost for the nine months ended December 31, 2018 and 2019 consists of the following:

	Millions of yen
	Nine months ended December 31, 2018	Nine months ended December 31, 2019
Japanese plans:
Service cost	¥4,144	¥4,384
Interest cost	542	438
Expected return on plan assets	(2,042)	(2,083)
Amortization of prior service credit	(673)	(615)
Amortization of net actuarial loss	633	865
Amortization of transition obligation	0	0

Net periodic pension cost	¥2,604	¥2,989

	Millions of yen
	Nine months ended December 31, 2018	Nine months ended December 31, 2019
Overseas plans:
Service cost	¥2,433	¥2,649
Interest cost	1,484	1,275
Expected return on plan assets	(3,292)	(3,242)
Amortization of prior service credit	(134)	(115)
Amortization of net actuarial loss	59	368
Amortization of transition obligation	3	2

Net periodic pension cost	¥553	¥937

Note:
The components of net periodic pension cost other than the service cost component are included in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.

Net pension cost of the plans for the three months ended December 31, 2018 and 2019 consists of the following:

	Millions of yen
	Three months ended December 31, 2018	Three months ended December 31, 2019
Japanese plans:
Service cost	¥1,382	¥1,507
Interest cost	181	151
Expected return on plan assets	(680)	(713)
Amortization of prior service credit	(225)	(210)
Amortization of net actuarial loss	211	288
Amortization of transition obligation	0	0

Net periodic pension cost	¥869	¥1,023

	Millions of yen
	Three months ended December 31, 2018	Three months ended December 31, 2019
Overseas plans:
Service cost	¥802	¥883
Interest cost	491	426
Expected return on plan assets	(1,090)	(1,101)
Amortization of prior service credit	(44)	(39)
Amortization of net actuarial loss	20	113
Amortization of transition obligation	1	0

Net periodic pension cost	¥180	¥282

Note:
The components of net periodic pension cost other than the service cost component are included in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.